Label	Element	Value
Common Stock [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ 0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Preferred Stock [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Additional Paid-in Capital [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	0
Accumulated Deficit [Member]
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	(232,380)
Net Income (Loss) Attributable to Parent	us-gaap_NetIncomeLoss	$ (108,355)